LINE OF CREDIT (SCHC)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SCHC
LINE OF CREDIT
Note 4.	LINE OF CREDIT

In October 2012, the Company entered into a $250,000 revolving line of credit. The line of credit bears interest at the bank's adjusted prime rate, plus 1% and will be no less than 5%. The rate at June 30, 2013 was 5%. The line was secured by substantially all assets of the Company and was personally guaranteed by its majority shareholder. The outstanding balances as of June 30, 2014 and 2013 were $0 and $250,000, respectively. In November 2013, the line of credit was converted to a term loan (See Note 5).

In November 2013, the Company entered into a $50,000 revolving line of credit. The line of credit bears interest at the bank's adjusted prime rate, plus 1% and will be no less than 5%. The rate at June 30, 2014 was 5%. The line is secured by substantially all assets of the Company, is personally guaranteed by its majority shareholder and a term life insurance of the majority shareholder. The line matures in November 2014. The outstanding balance on the line of credit was $0 at June 30, 2014 and 2013. The Company terminated the line of credit on July 16, 2014.

Note 4.	LINE OF CREDIT

In October 2012, the Company entered into a $250,000 revolving line of credit. The line of credit bears interest at the bank's adjusted prime rate, plus 1% and will be no less than 5%. The rate at December 31, 2012, was 5%. The line is secured by substantially all assets of the Company and is personally guaranteed by its majority shareholder. The outstanding balance as of December 31, 2012 was $150,000. In 2013, the line of credit was converted to a term loan (See Note 5).

In November 2013, the Company entered into a $50,000 revolving line of credit. The line of credit bears interest at the bank's adjusted prime rate, plus 1% and will be no less than 5%. The rate at December 31, 2012, was 5%. The line is secured by substantially all assets of the Company, is personally guaranteed by its majority shareholder and a term life insurance of the majority shareholder. The line matures in November 2014. The outstanding balance on the line of credit was $0 at December 31, 2013. The Company terminated the line of credit on July 16, 2014.